CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Income and Comprehensive Income [Abstract]
Net income/(loss)	$ (134,197)	$ (10,535)	$ 16,580
Other comprehensive income/(loss) (Actuarial income/(loss))	(40)	(178)	(7)
Comprehensive income/(loss)	$ (134,237)	$ (10,713)	$ 16,573